Commitments and contingencies (Schedule of Capital Lease Obligations) (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Capital lease commitments
July 1, 2017 - June 30, 2018	$ 6,095,420
July 1, 2018 - June 30, 2019	6,095,420
July 1, 2019 - June 30, 2020	5,020,802
July 1, 2020 - June 30, 2021	4,811,602
July 1, 2021 and thereafter	0
Total minimum lease payments	22,023,244
Less interest	(4,616,803)
Capital lease obligations	17,406,441
Current maturities of capital lease obligations	(4,313,809)	$ (3,923,394)
Long-term capital lease obligations	$ 13,092,632	$ 15,015,508